STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments, at fair value	$ 5,691,971	$ 5,087,382
Cash	31	63
Receivables:
Participant contributions	12,084	11,059
Employer contributions	5,222	4,928
Notes receivable from participants	589,983	580,640
Total receivables	607,289	596,627
Total assets	6,299,291	5,684,072
LIABILITIES
Corrective distributions	20,127	15,973
Total liabilities	20,127	15,973
NET ASSETS AVAILABLE FOR BENEFITS	6,279,164	5,668,099
Mutual Funds
Investments, at fair value:
Total investments, at fair value	5,081,043	4,378,890
Common Stock
Investments, at fair value:
Total investments, at fair value	158,210	340,098
Money Market Deposit Account
Investments, at fair value:
Total investments, at fair value	1,818	2,471
Stable Value Fund
Investments, at fair value:
Total investments, at fair value	$ 450,900	$ 365,923